Events After the Reporting Date (Details Narrative) € / shares in Units, $ / shares in Units, € in Thousands, $ in Thousands	Apr. 15, 2019 shares	Apr. 01, 2019 € / shares shares	Mar. 25, 2019 USD ($) $ / shares	Mar. 20, 2019	Feb. 04, 2019 EUR (€)	Dec. 31, 2018 € / shares
Statement Line Items [Line Items]
Initial purchase price						€ 1.00
Non-Adjusting Events After Reporting Period [member] | Cutanea Life Sciences, Inc., [Member]
Statement Line Items [Line Items]
Initial purchase price | $ / shares			$ 1.00
Financing for restructured business activities | $			$ 7,300
Financing for restructured business activities, description			A purchase price equal to the start-up costs actually incurred must be paid to Maruho by 2023. The profits from the sale of Cutanea products will be shared initially at 75% to Maruho and 25% to Biofrontera until the start-up costs are repaid and then subsequently equally between Maruho and Biofrontera until 2030.
Non-Adjusting Events After Reporting Period [member] | Maruho Co., Ltd. [Member]
Statement Line Items [Line Items]
Initial purchase price		€ 6.60
Percentage for subsidiary company		100.00%
Number of shares acquired | shares	4,322,530	4,322,530
Non-Adjusting Events After Reporting Period [member] | EIB Loan [Member]
Statement Line Items [Line Items]
Withdrawal loan amount | €					€ 5,000
Non-Adjusting Events After Reporting Period [member] | Top of Range [Member]
Statement Line Items [Line Items]
Percentage for primary endpoint of trail demonstrate				86.00%
Non-Adjusting Events After Reporting Period [member] | Bottom of Range [Member]
Statement Line Items [Line Items]
Percentage for primary endpoint of trail demonstrate				33.00%